RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Right-of-use Assets And Operating Lease Liabilities
SCHEDULE OF MATURITY OF LEASE LIABILITIES

The following table sets forth the five-year maturity schedule of the Company’s lease liabilities:

For the years ending December 31,	Amount
2024	$292,190
2025	93,185
2026	69,888
Total operating lease payments	455,263
Less: imputed interest	(19,786)
Present value of operating lease liabilities	$435,477